Filed pursuant to Rule 497(d)


                       VAN KAMPEN UNIT TRUSTS, SERIES 968

                         S&P PowerPicks Portfolio 2010-2

                Supplement to the Prospectus dated April 8, 2010

   Notwithstanding anything to the contrary in the prospectus for the above referenced Portfolio, the "Termination Date" set forth under "Essential Information" on Page 3 is July 8, 2011.


Supplement Dated: June 28, 2010